Earnings per share	9 Months Ended
Sep. 30, 2022
Earnings per share [Abstract]
Earnings per share
Note 21. - Earnings per share
Basic earnings per share have been calculated by dividing the profit/(loss) attributable to equity holders of the Company by the average number of outstanding shares.
Diluted earnings per share for the nine-month period ended September 30, 2022 have been calculated considering the potential issuance of 3,347,305 shares (3,347,305 shares for the nine-month period ended September 30, 2021) on the settlement of the Green Exchangeable Notes (Note 14) and the potential issuance of 596,681 shares (510,169 shares for the nine-month period ended September 30, 2021) to Algonquin under the agreement signed on August 3, 2021, according to which Algonquin has the option, on a quarterly basis, to subscribe such number of shares to maintain its percentage in Atlantica in relation to the use of the ATM program (Note 13).

Item	For the nine-month period ended September 30,
	2022	2021
	($ in thousands)
Loss attributable to Atlantica	(9,473)	(18,166)
Average number of ordinary shares outstanding (thousands) - basic	114,236	110,749
Average number of ordinary shares outstanding (thousands) - diluted	118,197	114,156
Earnings per share for the period (U.S. dollar per share) - basic	(0.08)	(0.16)
Earnings per share for the period (U.S. dollar per share) - diluted	(0.08)	(0.16)